                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2003
                                                --------------

 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:    Balyasny Asset Management, LLC
          ---------------------------------------------
 Address: 181 W. Madison
          ---------------------------------------------
          Suite 3600
          ---------------------------------------------
          Chicago, IL 60602
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Dmitry Balyasny
          ---------------------------------------------
 Title:   Managing Member
          ---------------------------------------------
 Phone:   312-499-2992
          ---------------------------------------------

 Signature, Place, and Date of Signing:

    /s/ Dmitry Balyasny           Chicago, IL                 5/13/03
 ------------------------   --------------------------    --------------
        [Signature]              [City, State]                [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

 Report Summary:


 Number of Other Included Managers:          None
                                         -------------------
 Form 13F Information Table Entry Total:     96
                                         -------------------
 Form 13F Information Table Value Total:    $156,093
                                         -------------------
                                            (thousands)

 List of Other Included Managers:


 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

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
               Column 1                    Column 2      Column 3   Column 4    Column 5        Column 6   Column 7   Column 8
                                           Title of                  Market               Put/  Investment  Other      Voting
            Name of Issuer                   Class        Cusip      Value       Shares   Call  Discretion Managers   Authority
             AAIPHARMA INC               Common Stock   00252W104     172         20000           Sole        No         Sole
          ABBOTT LABORATORIES            Common Stock    2824100     2,257        60000           Sole        No         Sole
          AFC ENTERPRISES INC            Common Stock   00104Q107     538         40000           Sole        No         Sole
             ALLSTATE CORP               Common Stock    20002101    1,493        45000           Sole        No         Sole
              ALTEON INC                 Common Stock   02144G107      98         25000           Sole        No         Sole
           ALTRIA GROUP INC              Common Stock   02209S103     899         30000           Sole        No         Sole
     AMERICAN EAGLE OUTFITTERS INC       Common Stock   2.55E+109     396         27300           Sole        No         Sole
       AMERICAN PHARMACEUTICALS          Common Stock   02886P109     383         20000           Sole        No         Sole
             AMR CORP-DEL                Common Stock    1765106      420        200000           Sole        No         Sole
        ANADARKO PETROLEUM CORP          Common Stock    32511107    10,010      220000           Sole        No         Sole
         APPLIED MATERIALS INC           Common Stock    38222105     203         16100           Sole        No         Sole
       AUTOMATIC DATA PROCESSING         Common Stock    53015103    1,847        60000           Sole        No         Sole
        AVANT IMMUNOTHERAPUTICS          Common Stock    53491106     111        100000           Sole        No         Sole
           BAUSCH & LOMB INC             Common Stock    71707103     822         25000           Sole        No         Sole
       BAXTER INTERNATIONAL INC          Common Stock    71813109    1,864       100000           Sole        No         Sole
             BEMIS CO INC                Common Stock    81437105    2,524        60000           Sole        No         Sole
      BIOMARIN PHARMACEUTICAL INC        Common Stock   09061G101    2,838       250000           Sole        No         Sole
         BLOCKBUSTER INC CL A            Common Stock    93679108     428         25000           Sole        No         Sole
      CACI INTERNATIONAL INC-CL A        Common Stock   127190304     334         10000           Sole        No         Sole
          CARDIAC SCIENCE INC            Common Stock   141410209     296        130000           Sole        No         Sole
         CHARMING SHOPPES INC            Common Stock   161133103     788        225000           Sole        No         Sole
              CIGNA CORP                 Common Stock   125509109    5,029       110000           Sole        No         Sole
        CIRCUIT CITY STORES INC          Common Stock   172737108     910        175000           Sole        No         Sole
          COORS (ADOLPH)-CL B            Common Stock   217016104    1,213        25000           Sole        No         Sole
      COUNTRYWIDE FINANCIAL CORP         Common Stock   222372104    1,438        25000           Sole        No         Sole
            CROWN HOLDINGS               Common Stock   228368106     843        150000           Sole        No         Sole
           DADE BEHRING INC              Common Stock   23342J206    3,450       184000           Sole        No         Sole
           DEVON ENERGY CORP             Common Stock   25179M103    1,206        25000           Sole        No         Sole
             DEVRY INC-DEL               Common Stock   251893103    1,400        75000           Sole        No         Sole
        DIAMONDS TRUSTSERIES I           Common Stock   252787106     958         12000           Sole        No         Sole
        DOLLAR TREE STORES INC           Common Stock   256747106     247         12400           Sole        No         Sole
         DRS TECHNOLOGIES INC            Common Stock   23330X100     200         8000            Sole        No         Sole
             EON LABS INC                Common Stock   2.94E+104    1,736        65000           Sole        No         Sole
              FANNIE MAE                 Common Stock   313586109    1,307        20000     P     Sole        No         Sole
      FEDERATED DEPARTMENT STORES        Common Stock   31410H101     560         20000           Sole        No         Sole
          FIFTH THIRD BANCORP            Common Stock   316773100     256         5100            Sole        No         Sole
            FOOT LOCKER INC              Common Stock   344849104    3,478       325000           Sole        No         Sole
                GAP INC                  Common Stock   364760108     652         45000           Sole        No         Sole
             GEN PROBE INC               Common Stock   36866T103    2,264       100000           Sole        No         Sole
          GENERAL ELECTRIC CO            Common Stock   369604103    2,550       100000           Sole        No         Sole
     GENZYME CORP-GENERAL DIVISION       Common Stock   372917104    1,932        53000           Sole        No         Sole
             GUIDANT CORP                Common Stock   401698105    3,620       100000           Sole        No         Sole
            HALLIBURTON CO               Common Stock   406216101    1,037        50000           Sole        No         Sole
         HANOVER COMPRESSOR CO           Common Stock   410768105     293         45000           Sole        No         Sole
            HOME DEPOT INC               Common Stock   437076102    2,436       100000           Sole        No         Sole
              HUMANA INC                 Common Stock   444859102     960        100000           Sole        No         Sole
        ILLINOIS TOOL WORKS INC          Common Stock   452308109     640         11000           Sole        No         Sole
            IMC GLOBAL INC               Common Stock   449669100    1,539       160000           Sole        No         Sole
              INTEL CORP                 Common Stock   458140100     257         15800           Sole        No         Sole
    INTERNATIONAL BUSINESS MACHINES      Common Stock   459200101    5,882        75000     P     Sole        No         Sole
              INTUIT INC                 Common Stock   461202103     212         5700            Sole        No         Sole
     ISHARES MSCI JAPAN INDEX FUND       Common Stock   464286848     485         75000           Sole        No         Sole
               IVAX CORP                 Common Stock   465823102    1,225       100000           Sole        No         Sole
           JOHNSON & JOHNSON             Common Stock   478160104    3,472        60000           Sole        No         Sole
         JP MORGAN CHASE & CO            Common Stock   46625H100    4,837       204000           Sole        No         Sole
              KEYCORP NEW                Common Stock   493267108     677         30000           Sole        No         Sole
         KING PHARMACEUTICALS            Common Stock   495582108    4,176       350000           Sole        No         Sole
            KRAFT FOODS INC              Common Stock   50075N104    5,414       192000           Sole        No         Sole
              LIMITED INC                Common Stock   532716107    2,124       165000           Sole        No         Sole
           LIZ CLAIBORNE INC             Common Stock   539320101     309         10000           Sole        No         Sole
         LOCKHEED MARTIN CORP            Common Stock   539830109     713         15000           Sole        No         Sole
            MCDONALDS CORP               Common Stock   580135101     723         50000           Sole        No         Sole
             MEDIMMUNE INC               Common Stock   584699102    1,225        37300           Sole        No         Sole
          MICHAELS STORES INC            Common Stock   594087108     875         35000           Sole        No         Sole
         NABORS INDUSTRIES INC           Common Stock   G6359F103     997         25000           Sole        No         Sole
         NASD 100 SHARE INDEX            Common Stock   631100104     253         10000           Sole        No         Sole
          NEWMONT MINING CORP            Common Stock   651639106     262         10000           Sole        No         Sole
           OFFICE DEPOT INC              Common Stock   676220106     237         20000           Sole        No         Sole
           OVERTURE SERVICES             Common Stock   69039R100     205         13500           Sole        No         Sole
        PAYLESS SHOESOURCE INC           Common Stock   704379106    4,977       318000           Sole        No         Sole
      PEDIATRIX MEDICAL GROUP INC        Common Stock   705324101    2,514       100000           Sole        No         Sole
       PENN NATIONAL GAMING INC          Common Stock   707569109    1,065        60000           Sole        No         Sole
            PEOPLESOFT INC               Common Stock   712713106     199         13000           Sole        No         Sole
          PIER 1 IMPORTSINC.             Common Stock   720279108     682         43000           Sole        No         Sole
         PITTSTON BRINKS GROUP           Common Stock   725701106     485         35000           Sole        No         Sole
             PMI GROUP INC               Common Stock   69344M101    1,150        45000           Sole        No         Sole
       PROVIDIAN FINANCIAL CORP          Common Stock   74406A102     131         20000           Sole        No         Sole
           RADIAN GROUP INC              Common Stock   750236101     501         15000           Sole        No         Sole
           RETAIL HOLDERS TR             Common Stock   76127U101    3,505        50000           Sole        No         Sole
       ROYAL DUTCH PETROLEUM CO          Common Stock   780257804    3,668        90000           Sole        No         Sole
           S & P DEPOSIT REC             Common Stock   78462F103    12,288      145000           Sole        No         Sole
         SANGSTAT MEDICAL CORP           Common Stock   801003104     491         50000           Sole        No         Sole
             SARA LEE CORP               Common Stock   803111103     935         50000           Sole        No         Sole
           SCHLUMBERGER LTD              Common Stock   806857108    1,710        45000           Sole        No         Sole
SECTOR SPDR TRUST SHS BEN INT FINANCIAL  Common Stock   81369Y605     415         20000           Sole        No         Sole
    SHIRE PHARMACEUTICALS GROUP PLC      Common Stock   82481R106    2,316       125000           Sole        No         Sole
               SICOR INC                 Common Stock   825846108     835         50000           Sole        No         Sole
             SYMANTEC CORP               Common Stock   871503108     259         6600            Sole        No         Sole
          TEVA PHARMACEUTICAL            Common Stock   881624209     591         14200           Sole        No         Sole
              TEXTRON INC                Common Stock   883203101     824         30000           Sole        No         Sole

           TOLL BROTHERS INC             Common Stock   889478103     869         45000           Sole        No         Sole
      TRANSOCEAN SEDCO FOREX INC         Common Stock   G90078109    1,841        90000           Sole        No         Sole
          TYCO INTERNATIONAL             Common Stock   902124106    1,286       100000     C     Sole        No         Sole
     UNITED STATES STEEL CORP NEW        Common Stock   912909108    1,130       115000           Sole        No         Sole
          VALERO ENERGY CORP             Common Stock   91913Y100    4,138       100000           Sole        No         Sole
           WET SEAL INC-CL A             Common Stock   961840105    1,861       254900           Sole        No         Sole
                                                                    156,903